Consolidated statement of comprehensive income - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023		Jun. 30, 2022
Statement of comprehensive income [abstract]
Net profit	€ 3,882		€ 3,216
Items that will not be reclassified to profit or loss, net of tax:
Gains/(losses) on equity instruments measured at fair value through other comprehensive income	(34)		52
Remeasurement of defined benefit pension plans	(47)		1,463
Items that may be reclassified subsequently to profit or loss, net of tax:
Gains/(losses) on cash flow hedges	(22)		51
Currency retranslation gains/(losses)	(555)	[1]	1,309
Total comprehensive income	3,224		6,091
Attributable to:
Non-controlling interests	284		384
Shareholders’ equity	€ 2,940		€ 5,707

[1]	Includes a hyperinflation adjustment of €247 million in relation to Argentina and Turkey.